Other current liabilities - Disclosure of Other Current Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable - Non trade	€ 6,344	€ 5,833	€ 12,284
Input VAT, withholding tax	3,428	1,370	3,208
Personnel taxes	8,299	8,829	4,185
Share-based payment obligation	0	0	7,396
Lease liabilities current	10,538	12,578	14,001
AVPS liabilities	7,210	3,983	3,584
Other current liabilities	2,229	11,600	578
Total	€ 38,048	€ 44,193	€ 45,236